UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Athena Capital Advisors LLC
Address:  55 Old Bedford Road, Suite 302
          Lincoln, MA 01773


Form 13F File Number:  028-13852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann C. Burnham
Title:    VP/CCO
Phone:    (781) 274-9300

Signature, Place, and Date of Signing:

      /s/ Ann C. Burnham               Lincoln, MA              July 29, 2011
      ------------------               -----------              -------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           76
                                         -----------

Form 13F Information Table Value Total:  $   322,652
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

         COLUMN 1             COLUMN 2        COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
--------------------------  -------------     --------- -------- ------------------- ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                              TITLE OF                   VALUE   SHRS OR   SH/  PUT/ INVESTMENT   OTHER   --------------------------
      NAME OF ISSUER            CLASS           CUSIP   (x$1000) PRN AMT   PRN  CALL DISCRETION  MANAGERS   SOLE    SHARED    NONE
--------------------------  -------------     --------- -------- --------  ---  ---- ----------  -------- -------- -------- --------
ABOVENET INC COM            COM               00374N107    1,058    15,016 SH        Sole                                     15,016
ALTRIA GROUP INC COM        COM               02209S103    1,541    58,368 SH        Sole                                     58,368
AMERESCO INC CL A           CL A              02361E108      142    10,000 SH        Sole                                     10,000
AT&T INC COM                COM               00206R102    4,517   143,815 SH        Sole                                    143,815
BAIDU INC SPON ADR REP A    SPON ADR REP A    056752108      523     3,732 SH        Sole                                      3,732
BANK OF AMERICA             COM               060505104    1,431   130,570 SH        Sole                                    130,570
  CORPORATION CO
BERKSHIRE HATHAWAY INC      CL A              084670108    4,644        40 SH        Sole                                         40
  DEL CL
BERKSHIRE HATHAWAY INC      CL B NEW          084670702      244     3,151 SH        Sole                                      3,151
  DEL CL
BLACKROCK ENH CAP & INC     COM               09256A109      375    25,836 SH        Sole                                     25,836
  FD INC
BP PRUDHOE BAY RTY TR       UNIT BEN INT      055630107      558     5,000 SH        Sole                                      5,000
  UNIT BEN
BRISTOL MYERS SQUIBB CO     COM               110122108    1,610    55,579 SH        Sole                                     55,579
  COM
CARMAX INC COM              COM               143130102      883    26,715 SH        Sole                                     26,715
CARTER INC COM              COM               146229109      212     6,902 SH        Sole                                      6,902
CHARTER COMMUNICATIONS      CL A NEW          16117M305      217     4,000 SH        Sole                                      4,000
  INC DEL
CISCO SYS INC COM           COM               17275R102    1,908   122,256 SH        Sole                                    122,256
COCA COLA CO COM            COM               191216100      566     8,412 SH        Sole                                      8,412
COHEN & STEERS CLOSED END   COM               19248P106      630    46,780 SH        Sole                                     46,780
  OPPO
DUKE ENERGY CORP NEW COM    COM               26441C105    1,444    76,704 SH        Sole                                     76,704
EDUCATION MGMT CORP NEW     COM               28140M103    1,254    52,375 SH        Sole                                     52,375
  COM
GENERAL ELECTRIC CO COM     COM               369604103    5,443   288,583 SH        Sole                                    288,583
GOLDMAN SACHS GROUP INC     COM               38141G104    1,065     8,003 SH        Sole                                   8,003
  COM
GOOGLE INC CL A             CL A              38259P508      453       895 SH        Sole                                        895
INTEL CORP COM              COM               458140100      654    29,513 SH        Sole                                     29,513
LAZARD LTD SHS A            SHS A             G54050102      241     6,500 SH        Sole                                      6,500
LILLY ELI & CO COM          COM               532457108      542    14,444 SH        Sole                                     14,444
LODGENET INTERACTIVE CORP   COM               540211109       80    26,500 SH        Sole                                     26,500
  COM
LULULEMON ATHLETICA INC     COM               550021109    2,846    25,450 SH        Sole                                     25,450
  COM
MEDASSETS INC COM           COM               584045108      173    12,924 SH        Sole                                     12,924
MICROSOFT CORP COM          COM               594918104    1,586    60,982 SH        Sole                                     60,982
MSCI INC CL A               CL A              55354G100      458    12,161 SH        Sole                                     12,161
PATRIOT NATL BANCORP INC    COM               70336F104      746   376,850 SH        Sole                                    376,850
  COM
PEPSICO INC COM             COM               713448108      613     8,698 SH        Sole                                      8,698
PETSMART INC COM            COM               716768106    1,116    24,596 SH        Sole                                     24,596
PFIZER INC COM              COM               717081103      609    29,571 SH        Sole                                     29,571
PITNEY BOWES INC COM        COM               724479100    1,455    63,275 SH        Sole                                     63,275
POLYCOM INC COM             COM               73172K104      215     3,350 SH        Sole                                      3,350
REYNOLDS AMERICAN INC COM   COM               761713106    4,576   123,500 SH        Sole                                    123,500
ROYAL BK CDA MONTREAL QUE   COM               780087102      570    10,000 SH        Sole                                     10,000
  COM
SELECT SECTOR SPDR TR SBI   SBI INT-FINL      81369Y605      709    46,276 SH        Sole                                     46,276
  INT-
SELECT SECTOR SPDR TR SBI   SBI INT-TECH      81369Y803    1,175    45,727 SH        Sole                                     45,727
  INT-
STAPLES INC COM             COM               855030102   12,389   784,105 SH        Sole                                    784,105
THERMO FISHER SCIENTIFIC    COM               883556102    1,142    17,730 SH        Sole                                     17,730
  INC C
TORONTO DOMINION BK ONT     COM NEW           891160509      425     5,000 SH        Sole                                      5,000
  COM NE
UNITED PARCEL SERVICE INC   CL B              911312106      519     7,117 SH        Sole                                      7,117
  CL B
VERIZON COMMUNICATIONS      COM               92343V104      827    22,213 SH        Sole                                     22,213
  INC COM
WHOLE FOODS MKT INC COM     COM               966837106      436     6,871 SH        Sole                                      6,871
WINDSTREAM CORPORATION      COM               97381W104      341    26,318 SH        Sole                                     26,318
  CMN
EATON VANCE TX MNG BY WRT   COM               27828Y108    7,089   556,869 SH        Sole                                    556,869
  OPP
WMS INDS INC COM            COM               929297109    1,965    63,980 SH        Sole                                     63,980
ISHARES TR DJ SEL DIV INX   DJ SEL DIV INX    464287168   19,021   359,422 SH        Sole                                    359,422
ISHARES TR RUSL 2000 VALU   RUSL 2 000 VALU   464287630    5,347    72,831 SH        Sole                                     72,831
ISHARES TR RUSL 3000 VALU   RUSL 3000 VALU    464287663      267     2,979 SH        Sole                                      2,979
ISHARES TR RUSSELL 1000     RUSSELL 1000      464287622      946    12,804 SH        Sole                                     12,804
ISHARES TR RUSSELL 2000     RUSSELL 2000      464287655    1,531    18,488 SH        Sole                                     18,488
ISHARES TR RUSSELL 3000     RUSSELL 3000      464287689    4,905    61,867 SH        Sole                                     61,867
ISHARES TR RUSSELL1000GRW   RUSSELL10 0 0GRW  464287614      727    11,946 SH        Sole                                     11,946
ISHARES TR RUSSELL1000VAL   RUSSELL10 0 0VAL  464287598      583     8,541 SH        Sole                                      8,541
ISHARES TR S&P MIDCAP 400   S&P MIDCAP 400    464287507      737     7,543 SH        Sole                                      7,543
POWERSHARES QQQ TRUST       UNIT SER 1        73935A104      591    10,355 SH        Sole                                     10,355
  UNIT SER
SELECT SECTOR SPDR TR SBI   SBI HEALTHCARE    81369Y209      770    21,690 SH        Sole                                     21,690
  HEAL
SPDR S&P 500 ETF TR TR      TR UNIT           78462F103   21,857   165,624 SH        Sole                                    165,624
  UNIT
SPDR S&P MIDCAP 400 ETF     UTSER1 S&PDCRP    78467Y107    4,016    22,636 SH        Sole                                     22,636
  TR UTS
ASTRAZENECA PLC SPONSORED   SPONSORED ADR     046353108    2,714    54,200 SH        Sole                                     54,200
  ADR
BRITISH AMERN TOB PLC       SPONSORED ADR     110448107    1,723    19,582 SH        Sole                                     19,582
  SPONSORE
VODAFONE GROUP PLC NEW      SPONS ADR NEW     92857W209    1,736    64,964 SH        Sole                                     64,964
  SPONS A
BLACKROCK INTL GRWTH &      COM BENE INTER    092524107      238    23,590 SH        Sole                                     23,590
  INC TR
EATON VANCE TAX MNG GBL     COM               27829F108    1,518   144,971 SH        Sole                                    144,971
  DV EQT
EATON VANCE TXMGD GL        COM               27829C105    2,333   192,350 SH        Sole                                    192,350
  BUYWR OPP
ISHARES TR FTSE CHINA25     FTSE CHINA2 5 IDX 464287184      830    19,322 SH        Sole                                     19,322
  IDX
ISHARES TR MSCI EAFE        MSCI EAFE INDEX   464287465      523     8,692 SH        Sole                                      8,692
  INDEX
ISHARES TR MSCI EMERG MKT   MSCI EMERG MKT    464287234    5,196   109,168 SH        Sole                                    109,168
VANGUARD INTL EQUITY        MSCI EMR MKT ETF  922042858   10,612   218,259 SH        Sole                                    218,259
  INDEX FD
ISHARES TR DJ US REAL EST   DJ US REAL EST    464287739    1,676    27,790 SH        Sole                                     27,790
ALPINE GLOBAL PREMIER       COM SBI           02083A103      236    32,872 SH        Sole                                     32,872
  PPTYS FD
CBL & ASSOC PPTYS INC COM   COM               124830100    4,498   248,085 SH        Sole                                    248,085
SIMON PPTY GROUP INC NEW    COM               828806109  153,306 1,318,986 SH        Sole                                  1,318,986
  COM